UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09135

Nuveen New York Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen New York Quality Municipal Income Fund (NAN)
	May 31, 2017(Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 153.6% (100.0% of Total Investments)

	MUNICIPAL BONDS – 153.6% (100.0% of Total Investments)

	Consumer Discretionary – 1.1% (0.7% of Total Investments)
$ 4,975	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	N/R	$ 4,984,204
	Series 2007A, 5.000%, 12/01/23
	Consumer Staples – 8.4% (5.4% of Total Investments)
	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement
	Asset-Backed Bonds, Series 2005A:
12,500	5.000%, 6/01/38	8/17 at 100.00	BB	12,502,623
3,210	5.000%, 6/01/45	8/17 at 100.00	BB–	3,209,743
1,350	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	8/17 at 100.00	B–	1,350,162
	Refunding Series 2006A-2, 5.250%, 6/01/26
12,415	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	8/17 at 100.00	B–	12,358,137
	Series 2006A-3, 5.000%, 6/01/35
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,620	5.000%, 6/01/45	6/27 at 100.00	BBB–	2,756,921
7,155	5.000%, 6/01/48	6/27 at 100.00	N/R	7,411,364
39,250	Total Consumer Staples			39,588,950
	Education and Civic Organizations – 28.2% (18.4% of Total Investments)
1,295	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	1,298,147
	2007A, 5.000%, 7/01/31
1,855	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	8/17 at 100.00	B	1,570,907
	Schools, Series 2007A, 5.000%, 4/01/37
3,265	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	12/20 at 100.00	B+	3,327,296
	Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40
	Build New York City Resource Corporation, New York, Revenue Bonds, City University of New
	York – Queens College, Q Student Residences, LLC Project, Refunding Series 2014A:
1,025	5.000%, 6/01/32	6/24 at 100.00	Aa2	1,212,442
2,070	5.000%, 6/01/43	6/24 at 100.00	Aa2	2,370,398
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New
	York, Series 2014:
1,405	5.250%, 11/01/34	11/24 at 100.00	BB	1,423,672
1,300	5.000%, 11/01/39	11/24 at 100.00	BB	1,265,758
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School
	for International Cultures and the Arts Project, Series 2013A:
950	5.000%, 4/15/33	4/23 at 100.00	BB+	957,154
1,380	5.000%, 4/15/43	4/23 at 100.00	BB+	1,370,009
5,575	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	AA	5,593,119
	2007A, 5.000%, 7/01/41 – RAAI Insured
1,760	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	1,952,298
	Series 2013A, 5.000%, 7/01/44
2,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	AA–	2,418,240
	Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured
3,915	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/23 at 100.00	Aa3	4,579,689
	Facilities, Refunding Series 2013A, 5.000%, 7/01/27
3,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/22 at 100.00	Aa2	3,972,430
	Facilities, Series 2012A, 5.000%, 7/01/37
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory
	Facilities, Series 2015A:
1,120	5.000%, 7/01/31	7/25 at 100.00	Aa3	1,325,554
1,245	5.000%, 7/01/33	7/25 at 100.00	Aa3	1,459,563
4,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/27 at 100.00	Aa3	4,714,440
	Facilities, Series 2017A, 5.000%, 7/01/42
5,090	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount	7/25 at 100.00	A–	5,726,301
	Sinai, Refunding Series 2015A, 5.000%, 7/01/40
2,100	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/19 at 100.00	Baa2	2,244,774
	Series 2009, 5.250%, 7/01/29
1,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/25 at 100.00	A–	2,206,824
	2015A, 5.000%, 7/01/45
2,120	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	No Opt. Call	Aa2	2,414,489
	2001-1, 5.500%, 7/01/20 – AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A:
1,000	5.000%, 7/01/34	7/25 at 100.00	Aa2	1,179,520
2,300	5.000%, 7/01/35	7/25 at 100.00	Aa2	2,705,559
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2016A:
5,100	5.000%, 7/01/33	7/26 at 100.00	Aa2	6,121,020
3,765	5.000%, 7/01/36	7/26 at 100.00	Aa2	4,464,989
1,055	5.000%, 7/01/39	7/26 at 100.00	Aa2	1,234,456
8,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	8,866,080
	University, Series 2010A, 5.000%, 7/01/40
1,600	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph's College, Series	7/20 at 100.00	Ba1	1,699,888
	2010, 5.250%, 7/01/35
3,140	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics &	12/26 at 100.00	BB–	3,228,893
	Technology, Series 2016A, 5.500%, 12/01/36
2,705	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public	1/34 at 100.00	N/R	1,987,986
	Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (4)
250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	2/19 at 100.00	A–	265,188
	Project, Series 2009B, 5.250%, 2/01/39
	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University
	Project, Series 2013:
1,005	5.000%, 9/01/38	9/23 at 100.00	A–	1,149,509
265	5.000%, 9/01/43	9/23 at 100.00	A–	295,949
4,445	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project,	7/19 at 100.00	BBB	4,784,865
	Series 2009, 5.750%, 7/01/39
5,000	Madison County Capital Resource Corporation, New York, Revenue Bonds, Colgate University	7/25 at 100.00	AA	5,849,800
	Project, Refunding Series 2015A, 5.000%, 7/01/40
1,260	Madison County Capital Resource Corporation, New York, Revenue Bonds, Colgate University	7/20 at 100.00	AA	1,383,581
	Project, Series 2010A, 5.000%, 7/01/40
890	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher	6/21 at 100.00	A–	1,008,664
	College, Series 2011, 6.000%, 6/01/30
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project,
	Series 2015A:
2,945	5.000%, 7/01/40	7/25 at 100.00	BBB	3,234,022
85	5.000%, 7/01/45	7/25 at 100.00	BBB	93,030
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
1,000	5.000%, 1/01/31 – AMBAC Insured	8/17 at 100.00	BBB	1,002,410
235	5.000%, 1/01/36 – AMBAC Insured	8/17 at 100.00	BBB	235,569
3,515	5.000%, 1/01/39 – AMBAC Insured	8/17 at 100.00	BBB	3,523,471
5,050	4.750%, 1/01/42 – AMBAC Insured	8/17 at 100.00	BBB	5,054,596
400	5.000%, 1/01/46 – AMBAC Insured	8/17 at 100.00	BBB	400,960
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
7,555	4.500%, 3/01/39 – FGIC Insured	8/17 at 100.00	Baa1	7,572,150
2,750	4.750%, 3/01/46 – NPFG Insured	8/17 at 100.00	AA–	2,757,838
1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of	1/21 at 100.00	A	1,116,080
	American Art, Series 2011, 5.000%, 7/01/31
1,500	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation	8/23 at 100.00	AA–	1,748,445
	Society, Series 2013A, 5.000%, 8/01/33
1,515	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project,	7/25 at 100.00	Baa2	1,645,957
	Series 2015, 5.000%, 7/01/40
	Saint Lawrence County Industrial Development Agency Civic Development Corporation, New York,
	Revenue Bonds, Clarkson University Project, Series 2012A:
1,050	5.250%, 9/01/33	3/22 at 100.00	A3	1,181,534
1,750	5.000%, 9/01/41	3/22 at 100.00	A3	1,924,965
2,260	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A3	2,481,073
	Series 2010A, 5.125%, 9/01/40
123,315	Total Education and Civic Organizations			133,601,551
	Financials – 3.2% (2.1% of Total Investments)
4,725	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	5,969,612
	Series 2005, 5.250%, 10/01/35
6,885	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	9,018,593
	Series 2007, 5.500%, 10/01/37
11,610	Total Financials			14,988,205
	Health Care – 4.3% (2.8% of Total Investments)
	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,
	Series 2010:
350	5.000%, 7/01/26	7/20 at 100.00	A	382,123
350	5.200%, 7/01/32	7/20 at 100.00	A	379,757
1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/21 at 100.00	A	1,100,950
	Obligated Group, Series 2011A, 5.000%, 5/01/41
3,700	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/25 at 100.00	A	4,195,615
	Obligated Group, Series 2015A, 5.000%, 5/01/43
500	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems	7/20 at 100.00	A–	559,690
	Inc., Series 2010A, 5.750%, 7/01/30
4,120	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems,	7/26 at 100.00	A–	4,777,923
	Inc. Project, Series 2016B, 5.000%, 7/01/32
710	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	8/17 at 100.00	BB	710,170
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
715	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	AA	826,326
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/35
2,730	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health	7/21 at 100.00	A–	3,007,832
	Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28
1,475	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	8/17 at 100.00	N/R	1,485,900
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 1999A, 5.650%, 2/01/39
2,265	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John's Riverside Hospital,	7/17 at 100.00	BB–	2,269,236
	Series 2001A, 7.125%, 7/01/31
650	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John's Riverside Hospital,	8/17 at 100.00	BB–	651,216
	Series 2001B, 7.125%, 7/01/31
18,565	Total Health Care			20,346,738
	Housing/Multifamily – 2.4% (1.6% of Total Investments)
4,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA+	4,127,000
	Series 2009J, 4.800%, 5/01/36
705	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA+	760,596
	Series 2010D-1A, 5.000%, 11/01/42
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%,	11/17 at 100.00	Aa2	2,012,660
	11/01/37 (Alternative Minimum Tax)
600	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B,	5/19 at 100.00	Aa2	618,114
	4.500%, 11/01/29
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2010A,	5/20 at 100.00	Aa2	2,079,620
	5.000%, 11/01/42
1,385	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	1,392,798
	11/01/38 (Alternative Minimum Tax)
530	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue	8/17 at 100.00	Aa1	531,643
	Bonds, Series 1999I, 6.200%, 2/15/20 (Alternative Minimum Tax)
11,220	Total Housing/Multifamily			11,522,431
	Housing/Single Family – 0.1% (0.1% of Total Investments)
645	Guam Housing Corporation, Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	N/R	676,315
	Bonds, Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)
	Industrials – 4.3% (2.8% of Total Investments)
1,935	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt	1/25 at 100.00	N/R	2,089,336
	Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)
17,145	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	18,434,985
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
19,080	Total Industrials			20,524,321
	Long-Term Care – 1.5% (1.0% of Total Investments)
1,275	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/17 at 100.00	Baa1	1,276,326
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
3,240	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/18 at 100.00	N/R	3,253,900
	Project, Series 2006, 5.500%, 8/01/33
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
760	5.500%, 7/01/18	8/17 at 100.00	N/R	757,272
1,155	5.800%, 7/01/23	8/17 at 100.00	N/R	1,140,470
	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008-B1:
160	5.500%, 7/01/18	8/17 at 100.00	N/R	142,509
340	5.800%, 7/01/23	7/18 at 100.00	N/R	253,813
170	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/18 at 100.00	N/R	167,861
	Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23
7,100	Total Long-Term Care			6,992,151
	Tax Obligation/General – 10.6% (6.9% of Total Investments)
	Nassau County, New York, General Obligation Bonds, General Improvement Series, Refunding 2016A:
3,630	5.000%, 1/01/28	1/26 at 100.00	A+	4,358,105
500	5.000%, 1/01/38	1/26 at 100.00	A+	569,485
	Nassau County, New York, General Obligation Bonds, General Improvement Series 2016C:
1,395	5.000%, 4/01/35	4/26 at 100.00	A+	1,610,039
2,000	5.000%, 4/01/43	4/26 at 100.00	A+	2,271,720
	New York City, New York, General Obligation Bonds, Fiscal 2007, Series 2007D-1:
4,545	5.125%, 12/01/25 (UB)	12/17 at 100.00	AA	4,642,081
4,060	5.125%, 12/01/26 (UB)	12/17 at 100.00	AA	4,146,519
400	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	434,684
1,000	New York City, New York, General Obligation Bonds, Fiscal 2012 Series B, 5.000%, 8/01/30	8/22 at 100.00	AA	1,157,900
980	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I, 5.000%, 8/01/32	8/22 at 100.00	AA	1,124,824
5,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	5,981,950
8,365	New York City, New York, General Obligation Bonds, Fiscal 2015 Series B, 5.000%, 8/01/30	8/24 at 100.00	AA	9,927,164
410	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA	480,307
3,775	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012,	4/22 at 100.00	AA	4,379,227
	5.000%, 4/01/28
	New York City, New York, General Obligation Bonds, Tender Option Bond Trust 2016-XG0082:
3,125	15.793%, 3/01/31 (IF) (5)	3/23 at 100.00	AA	5,115,125
1,525	15.793%, 3/01/31 (IF) (5)	3/23 at 100.00	Aa2	2,496,181
	Rochester, New York, General Obligation Bonds, Series 1999:
720	5.250%, 10/01/18 – NPFG Insured	No Opt. Call	AA–	761,954
720	5.250%, 10/01/19 – NPFG Insured	No Opt. Call	AA–	790,913
42,150	Total Tax Obligation/General			50,248,178
	Tax Obligation/Limited – 26.8% (17.5% of Total Investments)
980	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	1,084,537
	Purpose Series 2011C, 5.000%, 3/15/41
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	2/22 at 100.00	AAA	1,148,110
	Purpose Series 2012D, 5.000%, 2/15/33
5,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	2/23 at 100.00	AAA	5,621,000
	Purpose Series 2013A, 5.000%, 2/15/43
2,080	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/24 at 100.00	AAA	2,369,328
	Purpose Series 2014C, Group C, 5.000%, 3/15/44
1,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2013A,	3/23 at 100.00	AAA	1,135,080
	5.000%, 3/15/43
1,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B.	9/25 at 100.00	AAA	1,183,610
	Group A,B&C, 5.000%, 3/15/35
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
3,225	5.000%, 11/15/28	11/25 at 100.00	A	3,631,382
2,355	5.000%, 11/15/34	11/25 at 100.00	A	2,563,017
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012
	Series 2011A:
6,700	5.750%, 2/15/47	2/21 at 100.00	AA–	7,641,484
2,000	5.250%, 2/15/47	2/21 at 100.00	AA–	2,228,620
3,750	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2017A, 5.000%, 2/15/45	2/27 at 100.00	Aa3	4,380,750
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding
	Series 2012A:
1,815	5.000%, 11/15/27	11/22 at 100.00	AA	2,143,969
2,250	5.000%, 11/15/29	11/22 at 100.00	AA	2,646,203
2,175	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AA	2,291,624
	Series 2002A, 5.750%, 7/01/18
6,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	8/17 at 100.00	AA	6,557,395
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,870	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	7/22 at 100.00	AA	2,169,462
	Series 2013S-1, 5.000%, 7/15/31
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate
	Fiscal 2012 Series E-1:
3,775	5.000%, 2/01/37	2/22 at 100.00	AAA	4,302,405
3,950	5.000%, 2/01/42	2/22 at 100.00	AAA	4,467,845
3,090	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/23 at 100.00	AAA	3,635,200
	Fiscal 2013 Series F-1, 5.000%, 2/01/29
7,860	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	9,055,742
	Fiscal 2013 Series I, 5.000%, 5/01/38
4,170	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/24 at 100.00	AAA	4,825,774
	Fiscal 2014 Series D-1, 5.000%, 2/01/35
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate
	Fiscal 2017 Series B-1:
4,960	5.000%, 8/01/34	8/26 at 100.00	AAA	5,907,360
5,000	5.000%, 8/01/36	8/26 at 100.00	AAA	5,928,150
2,825	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	11/20 at 100.00	AAA	3,217,138
	Subordinate Lien Series 2011C, 5.500%, 11/01/35
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	2/21 at 100.00	AAA	2,223,980
	Subordinate Series 2011-D1, 5.000%, 2/01/35
2,400	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	5/19 at 100.00	AAA	2,892,480
	Tender Option Bond Trust 2015-XF0080, 11.978%, 5/01/38 (IF)
6,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A,	4/21 at 100.00	AA–	6,868,560
	5.750%, 4/01/41
11,300	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%,	No Opt. Call	AA+	12,728,772
	4/01/20 – AMBAC Insured (UB) (5)
2,110	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A,	9/20 at 100.00	AAA	2,365,838
	5.000%, 3/15/29
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
16,000	0.000%, 8/01/43 – NPFG Insured	No Opt. Call	AA–	3,627,200
12,500	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	2,532,000
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center
	Project, Refunding Series 2016A:
2,000	5.000%, 1/01/30 (Alternative Minimum Tax)	1/26 at 100.00	A–	2,318,720
1,000	5.000%, 1/01/35 (Alternative Minimum Tax)	1/26 at 100.00	A–	1,133,340
134,640	Total Tax Obligation/Limited			126,826,075
	Transportation – 28.1% (18.3% of Total Investments)
7,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/25 at 100.00	AA–	8,928,900
	Series 2015D-1, 5.000%, 11/15/30
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D:
4,000	5.000%, 11/15/34	11/20 at 100.00	AA–	4,464,720
1,560	5.250%, 11/15/40	11/20 at 100.00	AA–	1,744,252
6,640	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012E,	11/22 at 100.00	AA–	7,492,443
	5.000%, 11/15/42
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E,	11/23 at 100.00	AA–	2,319,620
	5.000%, 11/15/31
5,425	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-1,	5/25 at 100.00	AA–	6,187,755
	5.000%, 11/15/45
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1:
2,500	5.000%, 11/15/34	11/26 at 100.00	AA–	2,965,525
12,560	5.000%, 11/15/56	11/26 at 100.00	AA–	14,313,374
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
200	5.750%, 10/01/37 (6)	10/17 at 102.00	N/R	64,268
5,500	5.875%, 10/01/46 (6)	10/17 at 102.00	N/R	1,767,370
2,850	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A+	3,172,791
	Center Project, Series 2011, 5.000%, 11/15/44
1,350	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series	1/26 at 100.00	A–	1,525,676
	2016A, 5.000%, 1/01/51
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
1,760	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB–	1,897,843
11,470	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB–	12,237,458
12,110	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport	7/24 at 100.00	BBB	13,240,588
	Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred
	Eighty-Forth Series 2014:
6,000	5.000%, 9/01/33	9/24 at 100.00	AA–	7,093,500
4,000	5.000%, 9/01/34	9/24 at 100.00	AA–	4,711,440
8,780	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	5/25 at 100.00	AA–	10,089,098
	Eighty-Ninth Series 2015, 5.000%, 5/01/45
5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty Sixth	1/21 at 100.00	AA–	5,548,600
	Series 2011, 5.000%, 1/15/41
5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundredth Series	4/27 at 100.00	AA–	5,921,350
	2017, 5.250%, 10/15/57
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
1,020	6.500%, 12/01/28	8/17 at 100.00	Baa1	1,036,952
5,000	6.000%, 12/01/36	12/20 at 100.00	Baa1	5,650,750
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	5/26 at 100.00	AA–	5,857,250
	Series 2016A, 5.000%, 11/15/46
780	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	902,093
	Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured
3,500	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/18 at 100.00	AA–	3,918,390
	Refunding Bonds, Tender Option Bond Trust 2016-XG0004, 8.431%, 11/15/33 (IF) (5)
121,505	Total Transportation			133,052,006
	U.S. Guaranteed – 15.6% (10.1% of Total Investments) (7)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
2,950	6.250%, 7/15/40 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (7)	3,349,607
1,000	6.375%, 7/15/43 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (7)	1,138,690
400	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse	5/20 at 100.00	AA (7)	445,756
	River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40 (Pre-refunded 5/01/20)
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
4,665	6.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa3 (7)	4,985,672
2,420	6.125%, 12/01/29 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa3 (7)	2,607,598
4,800	6.250%, 12/01/37 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa3 (7)	5,186,112
1,750	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A– (7)	1,970,133
	2010, 5.250%, 7/01/30 (Pre-refunded 7/01/20)
1,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	Aa2 (7)	1,505,280
	5.000%, 7/01/32 (Pre-refunded 7/01/17) – AMBAC Insured
290	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	Aa2 (7)	314,546
	2009A, 5.000%, 7/01/39 (Pre-refunded 7/01/19)
5,500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	A– (7)	6,316,585
	2011A, 6.000%, 7/01/40 (Pre-refunded 7/01/20)
	New York City, New York, General Obligation Bonds, Fiscal 2007, Series 2007D-1:
6,585	5.125%, 12/01/25 (Pre-refunded 12/01/17) (UB)	12/17 at 100.00	N/R (7)	6,727,565
5,940	5.125%, 12/01/26 (Pre-refunded 12/01/17) (UB)	12/17 at 100.00	N/R (7)	6,068,601
2,175	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	11/20 at 100.00	N/R (7)	2,501,337
	Subordinate Lien Series 2011C, 5.500%, 11/01/35 (Pre-refunded 11/01/20)
	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,
	Series 2008A:
2,920	5.000%, 12/15/26 (Pre-refunded 12/15/17) (UB)	12/17 at 100.00	AAA	2,986,488
7,020	5.000%, 12/15/27 (Pre-refunded 12/15/17) (UB)	12/17 at 100.00	AAA	7,179,845
5,550	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%,	10/17 at 100.00	AA+ (7)	5,627,534
	4/01/27 (Pre-refunded 10/01/17)
1,520	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA (7)	1,572,957
	Eighth Series 2008, Tender Option Bond Trust 2015-XF2178, 15.809%, 8/15/32 (Pre-refunded
	8/15/17) – AGM Insured (IF) (5)
835	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	N/R (7)	846,665
	College, Series 2007, 5.000%, 10/01/27 (Pre-refunded 10/01/17)
470	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health	7/21 at 100.00	N/R (7)	544,213
	Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28
	(Pre-refunded 7/01/21)
1,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1993B,	No Opt. Call	AA+ (7)	1,704,304
	5.000%, 1/01/20 (ETM)
7,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B,	1/22 at 100.00	AA+ (7)	8,941,350
	5.500%, 1/01/30 (Pre-refunded 1/01/22)
1,000	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence	6/19 at 100.00	BBB (7)	1,101,110
	College Project, Series 2001A Remarketed, 6.000%, 6/01/41 (Pre-refunded 6/01/19)
68,390	Total U.S. Guaranteed			73,621,948
	Utilities – 11.4% (7.4% of Total Investments)
3,500	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	3,673,705
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
370	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	393,440
1,460	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	1,649,946
	5.000%, 9/01/44
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA	1,112,870
8,265	5.000%, 5/01/38	5/21 at 100.00	A–	9,197,871
1,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A–	1,393,688
	5.000%, 9/01/37
11,760	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	11/17 at 100.00	BB+	11,821,858
	Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42 (Alternative
	Minimum Tax)
3,300	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	7/17 at 100.00	N/R	3,300,297
	Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)
3,785	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015,	12/25 at 100.00	AAA	4,563,385
	5.000%, 12/15/32
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
3,800	5.000%, 12/15/33	12/23 at 100.00	AAA	4,469,978
1,060	5.000%, 12/15/34	12/23 at 100.00	AAA	1,242,649
8,030	5.000%, 12/15/41	12/23 at 100.00	AAA	9,312,793
1,515	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2016A,	6/26 at 100.00	AAA	1,827,878
	5.000%, 12/15/35
49,095	Total Utilities			53,960,358
	Water and Sewer – 7.6% (4.9% of Total Investments)
4,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010,	7/20 at 100.00	A–	4,270,400
	5.625%, 7/01/40
4,140	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	4,642,637
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/24 at 100.00	AA+	5,844,350
	General Resolution Revenue Bonds, Fiscal 2014 Series DD, 5.000%, 6/15/35
9,750	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/21 at 100.00	AAA	11,024,813
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Series 2011B, 5.000%, 6/15/41
1,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/25 at 100.00	AAA	1,181,830
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Subordinated SRF Series 2015A, 5.000%, 6/15/40
4,190	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/26 at 100.00	AAA	4,505,758
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second
	Resolution Bonds, Series 2016A, 4.000%, 6/15/46
3,840	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010	4/20 at 100.00	AAA	4,214,746
	Master Financing Program, Series 2010C, 5.000%, 10/15/35
31,920	Total Water and Sewer			35,684,534
$ 683,460	Total Long-Term Investments (cost $679,996,409)			726,617,965
	Floating Rate Obligations – (6.3)%			(29,570,000)
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (30.9)% (8)			(145,966,364)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (18.8)% (9)			(88,993,550)
	Other Assets Less Liabilities – 2.4%			10,966,197
	Net Assets Applicable to Common Shares – 100%			$ 473,054,248

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$726,617,965	$ —	$726,617,965

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of May 31, 2017, the cost of investments was $650,016,977.
Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2017, were as follows:

Gross unrealized:
Appreciation	$50,531,005
Depreciation	(3,500,033)
Net unrealized appreciation (depreciation) of investments	$47,030,972

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor's Group
("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating.
This treatment of split-rated securities may differ from that used for other purposes, such as for
Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by
Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	As of, or subsequent to, the end of the reporting period this security is non-income producing.
Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has
(1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal
Bankruptcy Court or (3) the Fund's Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund's records.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by
U.S. Government or agency securities are regarded as having an implied rating equal to the ratings of such securities.
(8)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of
Total Investments is 20.1%.
(9)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of
Total Investments is 12.2%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         July 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         July 28, 2017